S000033313 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI World ex-USA Index
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	4.70%	5.10%	5.26%
Morningstar® Developed Markets ex-US Factor Tilt Index℠
Prospectus [Line Items]
Average Annual Return, Percent	[2]	5.33%	4.61%	5.09%
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund
Prospectus [Line Items]
Average Annual Return, Percent		5.10%	4.54%	5.03%
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.10%	3.74%	4.26%
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.63%	3.44%	3.87%

[1]	In connection with new regulatory requirements, the Fund has changed its broad-based securities market benchmark from the Morningstar® Developed Markets ex-US Factor Tilt IndexSM to the MSCI World ex-USA Index. The Fund will continue to compare its performance to the Morningstar® Developed Markets ex-US Factor Tilt IndexSM, which reflects the market segments in which the Fund invests.
[2]	Reflects no deduction for fees, expenses or taxes.